Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues
Total revenues	$ 202,047	$ 157,362
Third parties
Revenues
Total revenues	200,146	154,790
Related parties
Revenues
Total revenues	1,901	2,572
Goods-Marketed Products
Revenues
Total revenues	27,592	16,948
Goods-Distribution and Other Products
Revenues
Total revenues	110,978	114,511
Commercialization services
Revenues
Total revenues	21,594	15,030
Collaboration research and development services
Revenues
Total revenues	12,335	4,795
Research and development services
Revenues
Total revenues	263	261
Royalties
Revenues
Total revenues	14,331	5,817
Licensing
Revenues
Total revenues	14,954
Oncology/Immunology segment
Revenues
Total revenues	91,069	42,851
Oncology/Immunology segment | Third parties
Revenues
Total revenues	90,806	42,590
Oncology/Immunology segment | Related parties
Revenues
Total revenues	263	261
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Total revenues	27,592	16,948
Oncology/Immunology segment | Commercialization services
Revenues
Total revenues	21,594	15,030
Oncology/Immunology segment | Collaboration research and development services
Revenues
Total revenues	12,335	4,795
Oncology/Immunology segment | Research and development services
Revenues
Total revenues	263	261
Oncology/Immunology segment | Royalties
Revenues
Total revenues	14,331	5,817
Oncology/Immunology segment | Licensing
Revenues
Total revenues	14,954
Other Ventures segment
Revenues
Total revenues	110,978	114,511
Other Ventures segment | Third parties
Revenues
Total revenues	109,340	112,200
Other Ventures segment | Related parties
Revenues
Total revenues	1,638	2,311
Other Ventures segment | Goods-Distribution and Other Products
Revenues
Total revenues	$ 110,978	$ 114,511